VIA EDGAR

June 24, 2010

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

RE:	Old Mutual Funds II
1933 Act File No. 002-99810
1940 Act File No. 811-04391
CIK No. 0000775180
Rule 497(j) Certification/PEA 110

Ladies and Gentlemen:

On behalf of Old Mutual Funds II (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), I hereby certify that (i) the Institutional Class Shares Prospectus for the Old Mutual US Government Money Market Fund and the Old Mutual US Treasury Money Market Fund (the “Prospectus”) and the Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 110 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A effective on June 21, 2010 (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.

If you have any questions regarding this filing, please do not hesitate to contact me at 720-200-7736.

Very truly yours,

/s/ Rhonda A. Mills

Rhonda A. Mills
OLD MUTUAL CAPITAL, INC.